INCOME TAXES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforward and Tax Credit Carryforward Expiration, Date Range	expiring at various dates between 2016 and 2035
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Federal Corporate Taxable [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 75,642,000
Tax Credit Carryforward, Amount	1,110,000
New York State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	72,505,000
Tax Credit Carryforward, Amount	11,000
California State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 2,803,000